Derivative liabilities	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Convertible notes payable
Derivative liabilities

Note 12 Derivative liabilities

The Company does not use financial derivative instruments to manage risk. In June 2022, the Company exchanged the outstanding convertible debt for Series D Preferred Stock.  Concurrently, the warrants that were granted along with the original convertible debt were amended to provide, at the holders’ choice, the option to exercise for a to-be-issued class of our preferred stock, which shall be convertible into the same number of shares of Common Stock as would have been issued upon exercise of such warrants under the original terms.  This amendment caused the instruments to be treated as a derivative liability beginning on June 30, 2022.  The warrants were reclassified from equity to derivative liability and measured at fair value using a Black Scholes model (Level 2 of GAAP fair value hierarchy). The impact was a derivative liability of approximately $40.4 million and a deemed dividend of approximately $32.8 million.  This derivative liability will be revalued on a recurring basis through the Consolidated Statement of Operations.

The Company recorded a derivative liability in 2020 related to convertible debt that contained certain cash true up provisions that were not clearly and closely related to the host debt agreement in terms of economic risks and characteristics.  No cash payment was triggered, the true up provision expired on June 1, 2021, and the derivative balance was reclassed to additional paid-in-capital in the second quarter of 2021.

For the six months ended June 30, 2022 and 2021, the changes in fair value inputs and assumptions related to the derivative liability, which is reflected in “Other income (expense), net” in the Consolidated Statement of Operations are as follows:

	Six months ended June 30,
	2022	2021
Derivative Liability balance at December 31,	$-	$749,600
Reclass of derivative	40,442,518	(749,200)
Change in fair value of derivative liabilities	-	(400)
Derivative Liability balance at June 30,	$40,442,518	$-

Note 11 Derivative liabilities

The May 2020 notes embodied certain terms and features that were not clearly and closely related to the host debt agreement in terms of economic risks and characteristics. These terms and features provided a cash true-up provision in the event that the proceeds received by the holder from the sale of all the Conversion Shares and up to 50% of the Commitment Shares did not equal at least $750,000 on June 1, 2021.

No cash payment was triggered, and the true-up provision expired on June 1, 2021, therefore there was no derivative liability as of December 31, 2021. The derivative liability was marked up to $750,000 as of June 1, 2021 and reclassified to additional paid-in capital.

The following table summarizes the effects on the Company’s gain (loss) associated with changes in the fair values of the derivative financial instruments by type of financing reflected on the Change in fair value of derivative liabilities line for the years ended December 31:

	2021	2020
Change in fair value of derivative liabilities	$(400)	$(1,179)
Day-one derivative expense	-	(529,537)
Total	$(400)	$(530,716)

Current accounting principles that are provided in ASC 815 require derivative financial instruments to be classified in liabilities and carried at fair value with changes recorded in income. The Company has selected a present value technique to fair value the true up provision. The maximum amount of cash the Company would have had to deliver was $750,000, which is equal to the hurdle return. A present value is applied to the hurdle return estimate the derivative liability each period.

Significant inputs to the present value technique are as follows for the embedded derivatives that have been bifurcated from the convertible notes and classified in liabilities for years ended December 31:

	2021	2020
Future value (hurdle return)	NA	$750,000
Number of Periods (remaining days to June 1, 2021 true-up date)	NA	152 days
Interest rate (discount rate)*	NA	0.13%
* The discount rate is a level 3 input

The following table reflects the issuances of compound embedded derivatives and detachable warrants and changes in fair value inputs and assumptions related to the embedded derivatives during the years ended December 31.

	2021	2020
Balances at beginning of period	$749,600	$-
Issuances:
Embedded derivatives	-	748,421
Changes in fair value inputs and assumptions reflected in income	400	1,179
Reclass to additional paid-in-capital	(750,000)	-
Balances at end of period	$-	$749,600